Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total Property Plant and Equipment incl. ROU	€ 422.4	€ 348.8
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Individually Held	5.00%
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Held In Total	80.00%
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 348.8	295.4
Depreciation	59.7	39.3	€ 35.9
Impairment	(0.1)	0.0	(0.3)
Property, plant and equipment	350.0	348.8	295.4
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	451.0	363.1
Acquisitions through business combinations			61.3
Additions	43.5	36.5
Disposals	(2.6)	(4.0)
Effect of movements in foreign exchange	10.0	(5.9)
Property, plant and equipment	501.9	451.0	363.1
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(102.2)	(67.7)
Disposals		0.3
Effect of movements in foreign exchange	(6.3)	4.8
Depreciation	43.6	39.3
Impairment		0.1
Property, plant and equipment	(151.9)	(102.2)	(67.7)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	137.5	109.2
Property, plant and equipment	133.2	137.5	109.2
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	151.8	117.4
Acquisitions through business combinations			32.7
Additions	4.1	6.7
Disposals	(1.5)	(3.5)
Effect of movements in foreign exchange	1.8	(1.5)
Property, plant and equipment	156.2	151.8	117.4
Land and buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(14.3)	(8.2)
Disposals		0.0
Effect of movements in foreign exchange	(1.0)	1.1
Depreciation	7.7	7.2
Impairment		0.0
Property, plant and equipment	(23.0)	(14.3)	(8.2)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	204.7	185.1
Property, plant and equipment	206.9	204.7	185.1
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	290.2	242.5
Acquisitions through business combinations			28.1
Additions	34.7	24.5
Disposals	(1.1)	(0.5)
Effect of movements in foreign exchange	8.1	(4.4)
Property, plant and equipment	331.9	290.2	242.5
Plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(85.5)	(57.4)
Disposals		0.3
Effect of movements in foreign exchange	(5.3)	3.6
Depreciation	34.4	31.7
Impairment		0.1
Property, plant and equipment	(125.0)	(85.5)	(57.4)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6.6	1.1
Property, plant and equipment	9.9	6.6	1.1
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	9.0	3.2
Acquisitions through business combinations			0.5
Additions	4.7	5.3
Disposals	0.0	0.0
Effect of movements in foreign exchange	0.1	0.0
Property, plant and equipment	13.8	9.0	3.2
Computer equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2.4)	(2.1)
Disposals		0.0
Effect of movements in foreign exchange	0.0	0.1
Depreciation	1.5	0.4
Impairment		0.0
Property, plant and equipment	€ (3.9)	€ (2.4)	€ (2.1)